Financial Instruments (Narrative) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Change of interest rates	1.00%
Repaid interest and principal of debentures	₪ 629	₪ 716
Repayments of debentures [Member]
Disclosure of detailed information about financial instruments [line items]
Repaid interest and principal of debentures	₪ 62	₪ 278